Collaborative arrangements	12 Months Ended
Mar. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Collaborative arrangements
26.	Collaborative arrangements

Sony’s collaborative arrangements primarily relate to arrangements entered into, through a subsidiary in the Pictures segment, with one or more active participants to jointly finance, produce and/or distribute motion pictures or television programming under which both the subsidiary and the other active participants share in the risks and rewards of ownership. These arrangements are referred to as co-production and distribution arrangements.

Sony typically records an asset for only the portion of the motion pictures or television programming it owns and finances. Sony and the other participants typically distribute the product in different media or markets. Revenues earned and expenses incurred for the media or markets in which Sony distributes the product are typically recorded on a gross basis. Sony typically does not record revenues earned and expenses incurred when the other participants distribute the product. Sony and the other participants typically share in the profits from the distribution of the product in all media or markets. For motion pictures, if Sony is a net receiver of (1) Sony’s share of the profits from the media or markets distributed by the other participants less (2) the other participants’ share of the profits from the media or markets distributed by Sony then the net amount is recorded as net sales. If Sony is a net payer then the net amount is recorded in cost of sales. For television programming, Sony records its share of the profits from the media or markets distributed by the other participants as sales, and the other participants’ share of the profits from the media or markets distributed by Sony as cost of sales.

For the years ended March 31, 2012, 2013 and 2014, 10,990 million yen, 31,587 million yen and 16,359 million yen, respectively, were recorded as cost of sales for amounts owed to the other participants and 14,625 million yen, 12,538 million yen and 17,291 million yen, respectively, were recorded as net sales for amounts due from the other participants in these collaborative arrangements.